SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Anti-dilutive shares	7,120,463	4,085,416	5,961,999	3,713,296